Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	£ 15,037	£ 15,458
Ending balance	14,455	15,037
Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,625	19,929
Acquisitions	17	5
Additions	642	621
Disposals and adjustments	(474)	(152)
Transfers		(4)
Exchange differences	(100)	226
Ending balance	20,710	20,625
Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,588	4,471
Charge for the year	1,123	1,180
Disposals and adjustments	(465)	(121)
Exchange differences	9	58
Ending balance	6,255	5,588
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,042
Ending balance	7,953	8,042
Goodwill [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,042	7,915
Acquisitions	14	5
Disposals and adjustments	(3)	(23)
Exchange differences	(100)	145
Ending balance	7,953	8,042
Customer Relationships and Brands [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,609
Ending balance	2,219	2,609
Customer Relationships and Brands [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,422	3,401
Exchange differences	(12)	21
Ending balance	3,410	3,422
Customer Relationships and Brands [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	813	418
Charge for the year	379	383
Exchange differences	(1)	12
Ending balance	1,191	813
Telecoms Licences and Other [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,665
Ending balance	2,530	2,665
Telecoms Licences and Other [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,945	2,930
Acquisitions	3
Disposals and adjustments	(3)
Exchange differences	6	15
Ending balance	2,951	2,945
Telecoms Licences and Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	280	131
Charge for the year	141	140
Disposals and adjustments	(3)
Exchange differences	3	9
Ending balance	421	280
Internally Developed Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,170
Ending balance	1,142	1,170
Internally Developed Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,363	4,073
Additions	517	483
Disposals and adjustments	(55)	(131)
Transfers		(66)
Exchange differences	(3)	4
Ending balance	4,822	4,363
Internally Developed Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,193	2,747
Charge for the year	525	556
Disposals and adjustments	(36)	(114)
Exchange differences	(2)	4
Ending balance	3,680	3,193
Purchased Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	551
Ending balance	611	551
Purchased Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,853	1,610
Additions	125	138
Disposals and adjustments	(413)	2
Transfers		62
Exchange differences	9	41
Ending balance	1,574	1,853
Purchased Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,302	1,175
Charge for the year	78	101
Disposals and adjustments	(426)	(7)
Exchange differences	9	33
Ending balance	£ 963	£ 1,302